Document and Entity Information	Jul. 21, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002107762
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 21, 2026
Entity Registrant Name	HPS Net Lease Income REIT
Entity Incorporation State Country Code	MD
Entity File Number	000-56823
Entity Tax Identification Number	41-6768756
Entity Address, Address Line One	8027 Forsyth Boulevard
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	(314)
Local Phone Number	828-4200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false